                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:       September 30, 1999

Check here if Amendment [  ]; Amendment Number:
                                               ----

     This Amendment (Check only one):   [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Falcon Fund, Ltd.
Address:                   8235 Douglas Avenue, Suite 420
                           Dallas, TX 75225

13F File Number:           28-
                              --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  G. Houston Hall
Title:                 President of FFM GP, Inc., General Partner of
                       Falcon Fund Management, Ltd., General Partner of Falcon
                       Fund, Ltd.
Phone:                 214-696-2700

Signature, Place, and Date of Signing:

/s/ G. Houston Hall                  DALLAS, TX              October 12, 1999
--------------------------    ------------------------    ----------------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     2

Form 13F Information Table Entry Total:               25

Form 13F Information Table Value Total:          $32,347
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                13F File Number                  Name
     ---                ---------------                  ----
     01                 28-___________          Falcon Fund Management, Ltd.
     02                 28-___________          FFM GP, Inc.

Page 1 of 1     FORM 13F      Name of Reporting Manager     Falcon Fund, Ltd.
                                                            --------------------

        COLUMN 1           COLUMN 2  COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------  ---------- --------     --------     ------------------  ----------  --------  --------------------
                           TITLE OF                            SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER         CLASS     CUSIP        VALUE       PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  ---------   -----       --------     -------  ---  ----  ----------  --------  --------------------
America Service Group       COM     02364L109   1,019,925.00    75,550                SOLE        1        X

Amresco Capital Trust       COM     021919103   2,957,500.00   338,000                SOLE        1        X

Cherokee Inc.               COM     16444H102     412,800.00    51,600                SOLE        1        X

Chesapeake Energy           COM     165167107   1,048,187.50   270,500                SOLE        1        X

Department 56 Inc.          COM     249509100   2,444,018.75   102,100                SOLE        1        X

Dress Barn Inc.             COM     261570105   1,834,375.00   100,000                SOLE        1        X

Drew Industries             COM     26168L205   1,856,000.00   204,800                SOLE        1        X

Exco Resources Inc.         COM     269279204     175,000.00    25,000                SOLE        1        X

Felcor Suite Hotels Inc     PFD     31430F200     390,487.50    23,400                SOLE        1        X

Firstplus Financial Group   COM     33763B103      70,744.00   191,200                SOLE        1        X

Franklin Covey Co.          COM     353469109     606,543.75    78,900                SOLE        1        X

Highlands Ins. Group        COM     431032101      92,500.00    10,000                SOLE        1        X

Lancer Corp.                COM     514614106   1,186,294.00   206,312                SOLE        1        X

Marvel Enterprises          COM     57383M108     976,031.25   179,500                SOLE        1        X

Marvel Enterprises Pref     PFD     31430F200   1,619,450.00   231,350                SOLE        1        X

Maxwell Shoe Co. Inc.       COM     577766108   2,430,487.50   275,800                SOLE        1        X

Miller Exploration Co.      COM     600533103     600,000.00   300,000                SOLE        1        X

Movie Gallery Inc.          COM     624581104   1,224,065.63   221,300                SOLE        1        X

Palomar Med Tech            COM     697529105      36,345.75    16,856                SOLE        1        X

Radica Games Ltd.           COM     G7342H107   6,058,980.00   591,120                SOLE        1        X

Scientific Games            COM     808747109   1,975,000.00   100,000                SOLE        1        X

Swift Energy Co.            COM     870738101   1,667,762.50   132,100                SOLE        1        X

Tristar Aerospace Co.       COM     89674L101   1,019,812.50   166,500                SOLE        1        X

Vivus Inc.                  COM     928551100     426,562.50   150,000                SOLE        1        X

Walden Residential
  Properties                COM     931210108     218,125.00    10,000                SOLE        1        X

COLUMN TOTALS                                  32,346,998.13

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NOTE: BLOOMBERG FOR CUSIPS: TYPE TICKER SYMBOL, PUSH YELLOW EQUITY KEY, THEN
      GREEN GO KEY.